Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net loss	¥ (22,556)	$ (3,178)	¥ (322,496)	¥ (2,162,837)
Other comprehensive loss, net of tax
Foreign currency translation adjustments	(1,548)	(218)	(1,874)	(3,651)
Total Comprehensive loss	(24,104)	(3,396)	(324,370)	(2,166,488)
Less: Comprehensive loss attributable to noncontrolling interest	(17,697)	(2,493)	(30,845)	(166,424)
Comprehensive loss attributable to Ucommune International Ltd.’s shareholders	¥ (6,407)	$ (903)	¥ (293,525)	¥ (2,000,064)